GMO Climate Change Fund Average Annual Total Returns			12 Months Ended	23 Months Ended	58 Months Ended	60 Months Ended		93 Months Ended	120 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.49%	16.42%
Class III
Prospectus [Line Items]
Average Annual Return, Percent			(25.62%)			(0.20%)		3.60%
Performance Inception Date		Apr. 05, 2017
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(25.71%)			(1.78%)		2.17%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(15.06%)			(0.16%)		2.73%
Class III | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%			10.06%		10.41%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			(25.63%)				(0.63%)
Performance Inception Date		Jan. 16, 2020
Class R6 | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%				9.69%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			(25.70%)		0.28%
Performance Inception Date		Feb. 25, 2020
Class I | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%		11.28%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[2]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.